Note 18 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
(
1
8
)
Supplemental
Cash
Flow
Information

Cash payments for the following were made during the years ended
December 31:

	201 8	2017	2016

Interest Expense	$8,186,946	$6,851,541	$6,529,615

Income Taxes	$2,695,000	$4,000,000	$3,365,000

Noncash financing and investing activities for the years ended
December 31
are as follows:

	201 8	2017	2016

Acquisitions of Real Estate Through Loan Foreclosures	$792,459	$1,724,936	$5,664,554

Change in Unrealized Gain (Loss) on AFS Investment Securities	$(2,149,545)	$(608,355)	$(890,590)